LAND USE RIGHTS, NET - Additional information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Sep. 30, 2024 CNY (¥)	Sep. 30, 2023 CNY (¥)	Sep. 30, 2024 USD ($)
LAND USE RIGHTS, NET
Land use rights	¥ 3,192	¥ 3,258	$ 456
Amortization expenses	66	95
Asset pledged as collateral
LAND USE RIGHTS, NET
Land use rights	¥ 10,304	¥ 0